IFRSs and interpretations to be adopted and other adjustments	12 Months Ended
Dec. 31, 2017
IFRSs And Interpretations To Be Adopted And Other Adjustments [Line Items]
IFRSs and interpretations to be adoptedand other adjustments

c) International Financial Reporting Standards and Interpretations to be adopted in 2018 and later and other changes

Effective from 2018

Changes in segment reporting

Effective 1 February 2018, UBS integrated its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division, which is managed on an integrated basis, with a single set of key performance indicators, performance targets, operating plan and management structure. Consistent with this, the operating results of Global Wealth Management will be presented and assessed on an integrated basis in internal management reports to the Group Executive Board, which is considered the “chief operating decision maker” pursuant to IFRS 8, Operating Segments. Consequently, beginning from the first quarter of 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and will be presented alongside Personal & Corporate Banking, Asset Management, the Investment Bank, and Corporate Center (with its units Services, Group Asset and Liability Management (Group ALM) and Non-core and Legacy Portfolio).

IFRS 9, Financial Instruments

IFRS 9, Financial Instruments is effective from 1 January 2018 and will be applicable from UBS’s first quarter 2018 reporting. IFRS 9 reflects the classification and measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39, Financial Instruments: Recognition and Measurement. In addition, UBS will early adopt the Amendment to IFRS 9, Prepayment Features with Negative Compensation, issued in October 2017, which allows the Group to continue to apply amortized cost accounting to Swiss private mortgages and corporate loans that provide for two-way compensation if a prepayment occurs.

Classification and measurement

IFRS 9 requires all financial assets, except equity instruments, to be classified at amortized cost, at fair value through other comprehensive income (OCI) or at fair value through profit or loss, based on the business model for managing the respective financial assets and their contractual cash flow characteristics. If a financial asset meets the criteria to be measured at amortized cost or at fair value through OCI, it can be designated at fair value through profit or loss if doing so would significantly reduce or eliminate an accounting mismatch. Equity instruments that are not held for trading may be accounted for at fair value through OCI, with no subsequent reclassification of realized gains or losses to the income statement under any circumstances, while all other equity instruments will be accounted for at fair value through profit or loss.

For UBS, the most significant IFRS 9 classification and measurement changes on transition are due to the following:

  financial assets that will no longer qualify for amortized cost accounting under IFRS 9 will be classified at fair value through profit or loss because their cash flow characteristics do not satisfy the solely payments of principal and interest criteria (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 will be classified at fair value through profit or loss because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 will be classified at fair value through profit or loss under IFRS 9; and
  financial liabilities will be newly designated under IFRS 9 at fair value through profit or loss, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at fair value through profit or loss (e.g., brokerage payables).

IFRS 9 classification and measurement requirements for financial liabilities are unchanged from IAS 39, except that any gain or loss arising on a financial liability designated at fair value through profit or loss that is attributable to changes in the issuer’s own credit risk (own credit) is presented in OCI and not recognized in the income statement. UBS early adopted the own credit presentation change from 1 January 2016.

Expected credit losses

IFRS 9 introduces an approach for determining impairment based on forward-looking expected credit losses (ECLs), which is intended to result in an earlier recognition of credit losses compared with the existing incurred-loss impairment approach for financial instruments in IAS 39, and the loss-provisioning approach for financial guarantees and loan commitments in IAS 37, Provisions, Contingent Liabilities and Contingent Assets. The new impairment model applies to financial assets measured at amortized cost, debt instruments measured at fair value through OCI, lease receivables, and financial guarantee contracts and loan commitments that are not measured at fair value through profit or loss.

Expected credit losses will be recognized on the following basis:

  A maximum of 12-month ECLs are required to be recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that will result if a default occurs in the 12 months after the reporting date (or a shorter period if the expected life is less), weighted by the risk of that default occurring. Respective instruments are referred to as instruments in stage 1.
  Lifetime ECLs are required to be recognized if a significant increase in credit risk (SICR) is detected subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that will result from all possible default events over the expected life of a financial instrument, weighted by the risk of default occurring. Respective instruments are referred to as instruments in stage 2. Where an SICR is no longer observed, the instrument will move back to stage 1.
  Lifetime ECLs are always recognized for credit-impaired financial instruments, referred to as instruments in stage 3. The IFRS 9 determination of whether an instrument is credit impaired will follow substantially the same principles used to determine whether an instrument is impaired under IAS 39, i.e., is based on the occurrence of one or more loss events. However, the ECL for credit-impaired financial instruments under IFRS 9 may differ mainly due to additional forward-looking considerations required under IFRS 9. Credit-impaired exposures may include positions for which no loss has occurred or no allowance has been recognized, for example because they are expected to be fully recoverable through the collateral held. Instruments that are no longer credit impaired move back to stage 2 or stage 1.
  Changes in lifetime ECLs since initial recognition are also recognized for instruments that are purchased or originated credit impaired.

The methodology applied will calculate an individual probability-weighted unbiased ECL in line with the complexity, structure and risk profile of relevant portfolios. The following principal factors will be applied: probability of default (PD), loss given default (LGD), exposure at default (EAD) and discounting of cash flows to the reporting date, alongside an evaluation of a range of possible outcomes, forecasts of future economic conditions and information on past events and current conditions.

PDs and LGDs used in the ECL calculation will be point in time (PIT) based and consider a range of scenarios (upside, baseline, mild downside, downside) to capture material non-linearity and asymmetries, and scenario weights will be applied to reflect a likelihood of their occurrence.

UBS will measure ECL over the maximum contractual period it is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For certain credit card facilities without a defined contractual end date, which are callable on demand and where the drawn and undrawn portions are managed as one unit, the period over which UBS is exposed to credit risk exceeds the contractual notice period and therefore this longer period is used within the ECL calculation.

Qualitative and quantitative criteria are used to determine whether the credit risk on a particular instrument has significantly increased from its initial recognition. UBS will assess changes in an instrument’s risk of default primarily based on a comparison of the annualized forward-looking and scenario-weighted lifetime PIT-based PDs at inception of the instrument and the reporting date. Additional qualitative information is considered, including internal indicators of credit risk such as days-past-due information, external market indicators of credit risk and general economic conditions, to detect significant increases in credit risk.

IFRS 9 does not provide an explicit definition of default. For the purpose of measuring expected credit losses, UBS will apply a definition of default that is consistent with the definition used in capital calculations and by internal credit risk management.

Overall, the level of credit losses is expected to increase under IFRS 9 alongside additional income statement volatility due to the use of forward-looking assumptions and the application of the SICR approach.

Hedge accounting

IFRS 9 also includes an optional revised hedge accounting model, which further aligns the accounting treatment with the risk management practices. As permitted by the standard, UBS will not adopt the optional IFRS 9 hedge accounting requirements pending completion of the International Accounting Standards Board’s project on macro hedge accounting strategies.

However, new mandatory hedge accounting disclosures will be adopted on 1 January 2018 as required, providing additional information on UBS’s hedging strategies by hedged risk and hedge type.

Transition

In line with transitional provisions in IFRS 9, UBS will recognize an estimated pre-tax transition impact of CHF 0.7 billion, as well as a tax credit of CHF 0.1 billion, resulting in a net reduction of CHF 0.6 billion in UBS’s IFRS consolidated equity. Approximately half of this amount is attributable to the classification and measurement changes, arising predominantly from the change in measurement basis of certain financial assets that no longer qualify for amortized cost accounting due to their cash flow characteristics. The remainder of the reduction results from recognizing expected credit losses on all in-scope transactions, with the majority of the impact driven by the private and commercial mortgage portfolio in Switzerland within the Group’s Personal & Corporate Banking division. As permitted by IFRS 9, UBS will not restate prior-period data.

Presentation

Presentation of interest income: In line with consequential amendments to IAS 1, Presentation of Financial Statements, from 1 January 2018, UBS will present interest income calculated using the effective interest method on assets that are subsequently measured at amortized cost and debt instruments that are measured at fair value through OCI separately in the income statement.

Presentation of balance sheet: Effective with UBS’s first quarter 2018 reporting, UBS will make a series of presentational changes to the IFRS balance sheet reflecting the implementation of IFRS 9, alongside consequential changes to improve comparability with prior periods. The primary changes include:

  IAS 39-specific asset categories such as “Financial assets held to maturity” and “Financial assets available for sale” will be superseded by the new categories “Financial assets measured at amortized cost” and “Financial assets measured at fair value through other comprehensive income (FVOCI).”
  A new category “Financial assets at fair value not held for trading” will be created to accommodate in particular financial assets previously designated at fair value, all of which are to be mandatorily classified at fair value through profit or loss given the assets are managed on a fair value basis.
  Brokerage receivables and Brokerage payables designated at fair value will be presented as separate line items, whereas they are presented within Other assets and Other liabilities, respectively, as of 31 December 2017.
  Other assets and Other liabilities will be split between measured at amortized cost, measured at fair value through profit or loss and other non-financial assets and liabilities.
  Cash collateral on securities borrowed and Reverse repurchase agreements will be combined into a single line, “Receivables from securities financing transactions”. Similarly, Cash collateral on securities lent and Repurchase agreements will be combined into a single line, “Payables from securities financing transactions”.
  Financial liabilities designated at fair value will be split into two lines, “Debt issued designated at fair value” and “Other financial liabilities designated at fair value”.

The table on the next page illustrates the new balance sheet presentation of assets and liabilities in comparison with our current presentation. The presentation of the components of equity will not change, and therefore for illustration purposes total liabilities and equity are presented in a single line in the table on the next page. To support comparability, we will present prior-period information for periods ending before 1 January 2018 in this revised structure, beginning with the first quarter 2018 financial report. This table does not reflect any of the effects of adoption from the classification and measurement requirements of IFRS 9, Financial Instruments, which are only applicable for the periods ending after 1 January 2018. As permitted by the standard, we will not restate prior periods for classification and measurement or ECL changes with the adoption of IFRS 9.

2018 balance sheet presentation changes
CHF million	31.12.17	31.12.17
	Presentation in the2017 financial statements	Revised presentationapplicable beginning 2018

Assets
Cash and balances at central banks	87,775	87,775
Loans and advances to banks (formerly: Due from banks)	13,739	13,739
Receivables from securities financing transactions (new line)		89,633
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	77,240
Cash collateral receivables on derivative instruments	23,434	23,434
Loans and advances to customers (formerly: Loans)	319,568	318,509
Financial assets held to maturity (superseded)	9,166
Other financial assets measured at amortized cost (new line)		36,861
Total financial assets measured at amortized cost		569,950
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	130,707	126,144
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)	118,227	118,227
Brokerage receivables (new line, formerly included within Other assets)	n/a	n/a
Financial assets at fair value not held for trading (new line)		58,933
Financial assets designated at fair value	58,933
Total financial assets measured at fair value through profit or loss		303,304
Financial assets available for sale (superseded)	8,665
Financial assets measured at fair value through other comprehensive income (new line)[1]		8,665
Investments in associates	1,018	1,018
Property, equipment and software	8,829	8,829
Goodwill and intangible assets	6,398	6,398
Deferred tax assets	9,844	9,844
Other non-financial assets (new line)		7,633
Total non-financial assets		33,722
Other assets (superseded)	29,706
Total assets	915,642	915,642

Liabilities
Amounts due to banks	7,533	7,533
Payables from securities financing transactions (new line)		17,044
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	1,789
Repurchase agreements (newly included in Payables from securities financing transactions)	15,255
Cash collateral payables on derivative instruments	30,247	30,247
Customer deposits (formerly: Due to customers)	408,999	408,999
Debt issued measured at amortized cost	139,551	139,551
Other financial liabilities measured at amortized cost (new line)		36,337
Total financial liabilities measured at amortized cost		639,711
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)	30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)	116,133	116,133
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)	n/a	n/a
Financial liabilities designated at fair value (superseded)	54,202
Debt issued designated at fair value (new line)		49,502
Other financial liabilities designated at fair value (new line)		16,223
Total financial liabilities measured at fair value through profit or loss		212,322
Provisions	3,133	3,133
Other non-financial liabilities (new line)		9,205
Total non-financial liabilities		12,338
Other liabilities (superseded)	57,064
Total liabilities	864,371	864,371
Total liabilities and equity	915,642	915,642
1 Consists of debt instruments.

IFRS 15, Revenue from Contracts with Customers

UBS will adopt IFRS 15, Revenue from Contracts with Customers, which replaces IAS 18, Revenue for periods beginning on 1 January 2018. IFRS 15 establishes principles for revenue recognition that apply to all contracts with customers except those relating to financial instruments, leases and insurance contracts and requires an entity to recognize revenue as performance obligations are satisfied. In particular, the standard now specifies that variable consideration is only recognized to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

IFRS 15 also provides guidance on when revenues and expenses should be presented on a gross or net basis and establishes a cohesive set of disclosure requirements for information on the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers.

UBS will adopt the standard on a modified retrospective basis that does not require comparatives to be restated. Instead, the cumulative effect of initially applying the standard will be recognized as an adjustment to the opening balance of retained earnings. The transition adjustment will not be material.

IFRS 15 will result in a deferral of some performance-based fees in Asset Management and research revenues in the Investment Bank. However, the impact on Group’s revenues is not expected to be material.

UBS will also present certain fee and commission income and expense on a gross basis, rather than net basis, if UBS is acting as a principal. Fee and commission income will be reported in the income statement separately from Fee and commission expense. The supporting note disclosure for fee and commission income will be enhanced to provide more information on the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers.

IAS 28, Investments in Associates and Joint Ventures

In October 2017, the IASB issued an amendment to IAS 28, Investments in Associates and Joint Ventures that clarified that IFRS 9 must be applied when accounting for long-term interests in an associate or joint venture to which the equity method of accounting is not applied. The amendment is mandatorily effective for accounting periods beginning on or after 1 January 2019. However, UBS will early adopt this amendment from 1 January 2018 to align with the mandatory application date of IFRS 9, and expects that it will have no material impact on the Group’s financial statements.

Amendments to IFRS 2, Share-based Payment

In June 2016, the IASB issued amendments to IFRS 2, Share-based Payment, which are mandatorily effective as of 1 January 2018. The amendments clarify that the approach used to account for vesting and non-vesting conditions when measuring cash-settled share-based payments is consistent with that used for equity-settled share-based payments. The amendments also clarify the classification of share-based payments settled net of withholding tax as well as the accounting consequences resulting from a modification of share-based payments from cash-settled to equity-settled. The adoption of these amendments will not have a material impact on the Group’s financial statements.

IFRIC 22, Foreign Currency Transactions and Advance Consideration

In December 2016, the IFRS Interpretations Committee of the IASB issued IFRIC Interpretation 22, Foreign Currency Transactions and Advance Consideration (IFRIC 22), which clarifies that in circumstances when an advance consideration is received or paid before recognizing an associated asset, expense or income, the exchange rate to be used on initial recognition of the related asset, expense or income is the rate determined as of the date of transaction – i.e., the date of initial recognition of the non-monetary asset or non-monetary liability arising from the receipt or payment of advance consideration. UBS is required to apply IFRIC 22 from 1 January 2018. The adoption of this IFRS Interpretation will not have a material impact on Group’s financial statements.

Effective from 2019

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, Leases, which replaces IAS 17, Leases and is mandatorily effective as of 1 January 2019. The standard substantially changes how lessees must account for operating lease commitments, requiring a lease liability with a corresponding right-of-use asset to be recognized on the balance sheet, compared with the current off-balance sheet treatment of such leases. UBS expects to report an increase in assets and liabilities from adoption as of 1 January 2019 in line with its disclosure of undiscounted operating lease commitments as set out in Note 31.

IFRIC 23, Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. Under this interpretation, IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore, no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.

IFRIC 23 is mandatorily effective for accounting periods beginning on or after 1 January 2019 and any resulting change to the tax provisions should be recognized in retained earnings. UBS is in the process of assessing the impact of this interpretation, which is not expected to have a material effect on the Group’s financial statements.

Amendments to IAS 19, Employee Benefits

In February 2018, the IASB issued amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the requirements for accounting for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019, with earlier application permitted. UBS does not intend to early adopt this amendment.

Annual Improvements to IFRS Standards 2015–2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes and IAS 23, Borrowing Costs. The amendments are mandatorily effective as of 1 January 2019. UBS expects that the adoption of these amendments will not have a material impact on the Group’s financial statements.

UBS AG
IFRSs And Interpretations To Be Adopted And Other Adjustments [Line Items]
IFRSs and interpretations to be adoptedand other adjustments

c) International Financial Reporting Standards and Interpretations to be adopted in 2018 and later and other changes

Effective from 2018

Changes in segment reporting

Effective 1 February 2018, UBS AG integrated its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division, which is managed on an integrated basis, with a single set of key performance indicators, performance targets, operating plan and management structure. Consistent with this, the operating results of Global Wealth Management will be presented and assessed on an integrated basis in internal reporting to management. Consequently, beginning from the first quarter of 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and will be presented alongside Personal & Corporate Banking, Asset Management, the Investment Bank, and Corporate Center (with its units Services, Group Asset and Liability Management (Group ALM) and Non-core and Legacy Portfolio).

IFRS 9, Financial Instruments

IFRS 9, Financial Instruments is effective from 1 January 2018 and will be applicable from UBS AG’s first quarter 2018 reporting. IFRS 9 reflects the classification and measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39, Financial Instruments: Recognition and Measurement. In addition, UBS AG will early adopt the Amendment to IFRS 9, Prepayment Features with Negative Compensation, issued in October 2017, which allows it to continue to apply amortized cost accounting to Swiss private mortgages and corporate loans that provide for two-way compensation if a prepayment occurs.

Classification and measurement

IFRS 9 requires all financial assets, except equity instruments, to be classified at amortized cost, at fair value through other comprehensive income (OCI) or at fair value through profit or loss, based on the business model for managing the respective financial assets and their contractual cash flow characteristics. If a financial asset meets the criteria to be measured at amortized cost or at fair value through OCI, it can be designated at fair value through profit or loss if doing so would significantly reduce or eliminate an accounting mismatch. Equity instruments that are not held for trading may be accounted for at fair value through OCI, with no subsequent reclassification of realized gains or losses to the income statement under any circumstances, while all other equity instruments will be accounted for at fair value through profit or loss.

For UBS AG, the most significant IFRS 9 classification and measurement changes on transition are due to the following:

  financial assets that will no longer qualify for amortized cost accounting under IFRS 9 will be classified at fair value through profit or loss because their cash flow characteristics do not satisfy the solely payments of principal and interest criteria (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 will be classified at fair value through profit or loss because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 will be classified at fair value through profit or loss under IFRS 9; and
  financial liabilities will be newly designated under IFRS 9 at fair value through profit or loss, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at fair value through profit or loss (e.g., brokerage payables).

IFRS 9 classification and measurement requirements for financial liabilities are unchanged from IAS 39, except that any gain or loss arising on a financial liability designated at fair value through profit or loss that is attributable to changes in the issuer’s own credit risk (own credit) is presented in OCI and not recognized in the income statement. UBS AG early adopted the own credit presentation change from 1 January 2016.

Expected credit losses

IFRS 9 introduces an approach for determining impairment based on forward-looking expected credit losses (ECLs), which is intended to result in an earlier recognition of credit losses compared with the existing incurred-loss impairment approach for financial instruments in IAS 39, and the loss-provisioning approach for financial guarantees and loan commitments in IAS 37, Provisions, Contingent Liabilities and Contingent Assets. The new impairment model applies to financial assets measured at amortized cost, debt instruments measured at fair value through OCI, lease receivables, and financial guarantee contracts and loan commitments that are not measured at fair value through profit or loss.

Expected credit losses will be recognized on the following basis:

  A maximum of 12-month ECLs are required to be recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that will result if a default occurs in the 12 months after the reporting date (or a shorter period if the expected life is less), weighted by the risk of that default occurring. Respective instruments are referred to as instruments in stage 1.
  Lifetime ECLs are required to be recognized if a significant increase in credit risk (SICR) is detected subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that will result from all possible default events over the expected life of a financial instrument, weighted by the risk of default occurring. Respective instruments are referred to as instruments in stage 2. Where an SICR is no longer observed, the instrument will move back to stage 1.
  Lifetime ECLs are always recognized for credit-impaired financial instruments, referred to as instruments in stage 3. The IFRS 9 determination of whether an instrument is credit impaired will follow substantially the same principles used to determine whether an instrument is impaired under IAS 39, i.e., is based on the occurrence of one or more loss events. However, the ECL for credit-impaired financial instruments under IFRS 9 may differ mainly due to additional forward-looking considerations required under IFRS 9. Credit-impaired exposures may include positions for which no loss has occurred or no allowance has been recognized, for example because they are expected to be fully recoverable through the collateral held. Instruments that are no longer credit impaired move back to stage 2 or stage 1.
  Changes in lifetime ECLs since initial recognition are also recognized for instruments that are purchased or originated credit impaired.

The methodology applied will calculate an individual probability-weighted unbiased ECL in line with the complexity, structure and risk profile of relevant portfolios. The following principal factors will be applied: probability of default (PD), loss given default (LGD), exposure at default (EAD) and discounting of cash flows to the reporting date, alongside an evaluation of a range of possible outcomes, forecasts of future economic conditions and information on past events and current conditions.

PDs and LGDs used in the ECL calculation will be point in time (PIT) based and consider a range of scenarios (upside, baseline, mild downside, downside) to capture material non-linearity and asymmetries, and scenario weights will be applied to reflect a likelihood of their occurrence.

UBS AG will measure ECL over the maximum contractual period it is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For certain credit card facilities without a defined contractual end date, which are callable on demand and where the drawn and undrawn portions are managed as one unit, the period over which UBS AG is exposed to credit risk exceeds the contractual notice period and therefore this longer period is used within the ECL calculation.

Qualitative and quantitative criteria are used to determine whether the credit risk on a particular instrument has significantly increased from its initial recognition. UBS AG will assess changes in an instrument’s risk of default primarily based on a comparison of the annualized forward-looking and scenario-weighted lifetime PIT-based PDs at inception of the instrument and the reporting date. Additional qualitative information is considered, including internal indicators of credit risk such as days-past-due information, external market indicators of credit risk and general economic conditions, to detect significant increases in credit risk.

IFRS 9 does not provide an explicit definition of default. For the purpose of measuring expected credit losses, UBS AG will apply a definition of default that is consistent with the definition used in capital calculations and by internal credit risk management.

Overall, the level of credit losses is expected to increase under IFRS 9 alongside additional income statement volatility due to the use of forward-looking assumptions and the application of the SICR approach.

Hedge accounting

IFRS 9 also includes an optional revised hedge accounting model, which further aligns the accounting treatment with the risk management practices. As permitted by the standard, UBS AG will not adopt the optional IFRS 9 hedge accounting requirements pending completion of the International Accounting Standards Board’s project on macro hedge accounting strategies.

However, new mandatory hedge accounting disclosures will be adopted on 1 January 2018 as required, providing additional information on UBS AG’s hedging strategies by hedged risk and hedge type.

Transition

In line with transitional provisions in IFRS 9, UBS will recognize an estimated pre-tax transition impact of CHF 0.7 billion, as well as a tax credit of CHF 0.1 billion, resulting in a net reduction of CHF 0.6 billion in UBS’s IFRS consolidated equity. Approximately half of this amount is attributable to the classification and measurement changes, arising predominantly from the change in measurement basis of certain financial assets that no longer qualify for amortized cost accounting due to their cash flow characteristics. The remainder of the reduction results from recognizing expected credit losses on all in-scope transactions, with the majority of the impact driven by the private and commercial mortgage portfolio in Switzerland within the Personal & Corporate Banking division. As permitted by IFRS 9, UBS AG will not restate prior-period data.

Presentation

Presentation of interest income: In line with consequential amendments to IAS 1, Presentation of Financial Statements, from 1 January 2018, UBS AG will present interest income calculated using the effective interest method on assets that are subsequently measured at amortized cost and debt instruments that are measured at fair value through OCI separately in the income statement.

Presentation of balance sheet: Effective with UBS AG’s first quarter 2018 reporting, UBS AG will make a series of presentational changes to the IFRS balance sheet reflecting the implementation of IFRS 9, alongside consequential changes to improve comparability with prior periods. The primary changes include:

  IAS 39-specific asset categories such as “Financial assets held to maturity” and “Financial assets available for sale” will be superseded by the new categories “Financial assets measured at amortized cost” and “Financial assets measured at fair value through other comprehensive income (FVOCI).”
  A new category “Financial assets at fair value not held for trading” will be created to accommodate in particular financial assets previously designated at fair value, all of which are to be mandatorily classified at fair value through profit or loss given the assets are managed on a fair value basis.
  Brokerage receivables and Brokerage payables designated at fair value will be presented as separate line items, whereas they are presented within Other assets and Other liabilities, respectively, as of 31 December 2017.
  Other assets and Other liabilities will be split between measured at amortized cost, measured at fair value through profit or loss and other non-financial assets and liabilities.
  Cash collateral on securities borrowed and Reverse repurchase agreements will be combined into a single line, “Receivables from securities financing transactions”. Similarly, Cash collateral on securities lent and Repurchase agreements will be combined into a single line, “Payables from securities financing transactions”.
  Financial liabilities designated at fair value will be split into two lines, “Debt issued designated at fair value” and “Other financial liabilities designated at fair value”.

The table on the next page illustrates the new balance sheet presentation of assets and liabilities in comparison with our current presentation. The presentation of the components of equity will not change, and therefore for illustration purposes total liabilities and equity are presented in a single line in the table on the next page. To support comparability, we will present prior-period information for periods ending before 1 January 2018 in this revised structure, beginning with the first quarter 2018 financial report. This table does not reflect any of the effects of adoption from the classification and measurement requirements of IFRS 9, Financial Instruments, which are only applicable for the periods ending after 1 January 2018. As permitted by the standard, we will not restate prior periods for classification and measurement or ECL changes with the adoption of IFRS 9.

2018 balance sheet presentation changes
CHF million	31.12.17	31.12.17
	Presentation in the2017 financial statements	Revised presentationapplicable beginning 2018

Assets
Cash and balances at central banks	87,775	87,775
Loans and advances to banks (formerly: Due from banks)	13,693	13,693
Receivables from securities financing transactions (new line)		89,633
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	77,240
Cash collateral receivables on derivative instruments	23,434	23,434
Loans and advances to customers (formerly: Loans)	321,718	320,659
Financial assets held to maturity (superseded)	9,166
Other financial assets measured at amortized cost (new line)		36,935
Total financial assets measured at amortized cost		572,129
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	130,807	126,244
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)	118,229	118,229
Brokerage receivables (new line, formerly included within Other assets)	n/a	n/a
Financial assets at fair value not held for trading (new line)		58,556
Financial assets designated at fair value	58,556
Total financial assets measured at fair value through profit or loss		303,028
Financial assets available for sale (superseded)	8,665
Financial assets measured at fair value through other comprehensive income (new line)[1]		8,665
Investments in associates	1,018	1,018
Property, equipment and software	7,985	7,985
Goodwill and intangible assets	6,398	6,398
Deferred tax assets	9,783	9,783
Other non-financial assets (new line)		7,358
Total non-financial assets		32,541
Other assets (superseded)	29,505
Total assets	916,363	916,363

Liabilities
Amounts due to banks	7,533	7,533
Payables from securities financing transactions (new line)		17,044
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	1,789
Repurchase agreements (newly included in Payables from securities financing transactions)	15,255
Cash collateral payables on derivative instruments	30,247	30,247
Customer deposits (formerly: Due to customers)	447,141	447,141
Debt issued measured at amortized cost	104,749	104,749
Other financial liabilities measured at amortized cost (new line)		37,133
Total financial liabilities measured at amortized cost		643,847
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)	30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)	116,134	116,134
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)	n/a	n/a
Financial liabilities designated at fair value (superseded)	54,202
Debt issued designated at fair value (new line)		49,502
Other financial liabilities designated at fair value (new line)		16,223
Total financial liabilities measured at fair value through profit or loss		212,323
Provisions	3,084	3,084
Other non-financial liabilities (new line)		6,335
Total non-financial liabilities		9,419
Other liabilities (superseded)	54,990
Total liabilities	865,588	865,588
Total liabilities and equity	916,363	916,363
1 Consists of debt instruments.

IFRS 15, Revenue from Contracts with Customers

UBS AG will adopt IFRS 15, Revenue from Contracts with Customers, which replaces IAS 18, Revenue for periods beginning on 1 January 2018. IFRS 15 establishes principles for revenue recognition that apply to all contracts with customers except those relating to financial instruments, leases and insurance contracts and requires an entity to recognize revenue as performance obligations are satisfied. In particular, the standard now specifies that variable consideration is only recognized to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

IFRS 15 also provides guidance on when revenues and expenses should be presented on a gross or net basis and establishes a cohesive set of disclosure requirements for information on the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers.

UBS AG will adopt the standard on a modified retrospective basis that does not require comparatives to be restated. Instead, the cumulative effect of initially applying the standard will be recognized as an adjustment to the opening balance of retained earnings. The transition adjustment will not be material.

IFRS 15 will result in a deferral of some performance-based fees in Asset Management and research revenues in the Investment Bank. However, the impact on UBS AG’s revenues is not expected to be material.

UBS AG will also present certain fee and commission income and expense on a gross basis, rather than net basis, if UBS AG is acting as a principal. Fee and commission income will be reported in the income statement separately from Fee and commission expense. The supporting note disclosure for fee and commission income will be enhanced to provide more information on the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers.

IAS 28, Investments in Associates and Joint Ventures

In October 2017, the IASB issued an amendment to IAS 28, Investments in Associates and Joint Ventures that clarified that IFRS 9 must be applied when accounting for long-term interests in an associate or joint venture to which the equity method of accounting is not applied. The amendment is mandatorily effective for accounting periods beginning on or after 1 January 2019. However, UBS AG will early adopt this amendment from 1 January 2018 to align with the mandatory application date of IFRS 9, and expects that it will have no material impact on its financial statements.

Amendments to IFRS 2, Share-based Payment

In June 2016, the IASB issued amendments to IFRS 2, Share-based Payment, which are mandatorily effective as of 1 January 2018. The amendments clarify that the approach used to account for vesting and non-vesting conditions when measuring cash-settled share-based payments is consistent with that used for equity-settled share-based payments. The amendments also clarify the classification of share-based payments settled net of withholding tax as well as the accounting consequences resulting from a modification of share-based payments from cash-settled to equity-settled. The adoption of these amendments will not have a material impact on UBS AG’s financial statements.

IFRIC 22, Foreign Currency Transactions and Advance Consideration

In December 2016, the IFRS Interpretations Committee of the IASB issued IFRIC Interpretation 22, Foreign Currency Transactions and Advance Consideration (IFRIC 22), which clarifies that in circumstances when an advance consideration is received or paid before recognizing an associated asset, expense or income, the exchange rate to be used on initial recognition of the related asset, expense or income is the rate determined as of the date of transaction – i.e., the date of initial recognition of the non-monetary asset or non-monetary liability arising from the receipt or payment of advance consideration. UBS AG is required to apply IFRIC 22 from 1 January 2018. The adoption of this IFRS Interpretation will not have a material impact on UBS AG’s financial statements.

Effective from 2019

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, Leases, which replaces IAS 17, Leases and is mandatorily effective as of 1 January 2019. The standard substantially changes how lessees must account for operating lease commitments, requiring a lease liability with a corresponding right-of-use asset to be recognized on the balance sheet, compared with the current off-balance sheet treatment of such leases. UBS AG expects to report an increase in assets and liabilities from adoption as of 1 January 2019 in line with its disclosure of undiscounted operating lease commitments as set out in Note 31.

IFRIC 23, Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. Under this interpretation, IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore, no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.

IFRIC 23 is mandatorily effective for accounting periods beginning on or after 1 January 2019 and any resulting change to the tax provisions should be recognized in retained earnings. UBS AG is in the process of assessing the impact of this interpretation, which is not expected to have a material effect on its financial statements.

Amendments to IAS 19, Employee Benefits

In February 2018, the IASB issued amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the requirements for accounting for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019, with earlier application permitted. UBS AG does not intend to early adopt this amendment.

Annual Improvements to IFRS Standards 2015–2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes and IAS 23, Borrowing Costs. The amendments are mandatorily effective as of 1 January 2019. UBS AG expects that the adoption of these amendments will not have a material impact on its financial statements.